Intangible Assets, Net (Details) - Schedule of intangible assets net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Less: Accumulated amortization	$ 1,929,489	$ 957,000
Intangible assets, net	3,123,394	3,977,867
Customer Relationship [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross	172,614	168,583
License [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross	2,181,213	2,130,269
Non-Compete Agreements [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross	$ 2,699,056	$ 2,636,015